Logan Capital Large Cap Growth Fund
Schedule of Investments
7/31/2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.52%
Capital Goods - 5.40%
Fastenal Co.	21,581	$1,108,400
Nordson Corp.	2,922	674,953
United Rentals, Inc. (a)	2,381	768,277
		2,551,630
Commercial & Professional Services - 4.79%
Cintas Corp.	2,565	1,091,382
Copart, Inc. (a)	5,507	705,447
Insperity, Inc.	4,257	467,163
		2,263,992
Consumer Durables & Apparel - 3.02%
Lululemon Athletica, Inc. (a)	1,554	482,533
Nike, Inc.	5,583	641,598
YETI Holdings, Inc. (a)	5,916	300,355
		1,424,486
Consumer Services - 1.81%
Starbucks Corp.	10,095	855,854

Diversified Financials - 2.57%
Coinbase Global, Inc. (a)	6,935	436,628
LPL Financial Holdings, Inc.	2,109	442,721
OneMain Holdings, Inc.	8,972	333,758
		1,213,107
Food, Beverage & Tobacco - 2.91%
Constellation Brands, Inc. - Class A	2,999	738,684
Monster Beverage Corp. (a)	6,369	634,480
		1,373,164
Household & Personal Products - 3.26%
Estee Lauder Cos., Inc.	5,638	1,539,738
Materials - 1.63%
Sherwin-Williams Co.	3,190	771,789

Media & Entertainment - 10.51%
Alphabet, Inc. - Class A (a)	11,312	1,315,812
Alphabet, Inc. - Class C (a)(b)	7,878	918,890
Electronic Arts, Inc.	6,238	818,613
Meta Platforms, Inc. (a)	5,313	845,298
Netflix, Inc. (a)	4,734	1,064,676
		4,963,289
Pharmaceuticals, Biotechnology & Life Sciences - 10.65%
Agilent Technologies, Inc.	4,936	661,918
Charles River Laboratories International, Inc. (a)	1,530	383,326
IQVIA Holdings, Inc. (a)	2,704	649,690
Mettler-Toledo International, Inc. (a)	1,029	1,388,872
Waters Corp. (a)	2,773	1,009,455
Zoetis, Inc.	5,121	934,839
		5,028,100
Retailing - 15.28%
Amazon.com, Inc. (a)	16,467	2,222,222
Burlington Stores, Inc. (a)	2,696	380,487
Dick's Sporting Goods, Inc.	11,828	1,106,983
Home Depot, Inc.	1,780	535,673
Lithia Motors, Inc.	3,619	960,048
Pool Corp.	993	355,196
RH (a)	887	247,854
Williams-Sonoma, Inc.	9,724	1,404,340
		7,212,803
Semiconductors & Semiconductor Equipment - 9.62%
Broadcom, Inc.	4,076	2,182,617
KLA Corp.	5,358	2,055,007
NVIDIA Corp.	1,646	298,963
		4,536,587
Software & Services - 13.09%
Adobe Systems, Inc. (a)	1,676	687,361
Cognizant Technology Solutions Corp. - Class A	7,240	492,031
EPAM Systems, Inc. (a)	2,297	802,227
MasterCard, Inc. - Class A	6,679	2,362,964
Paycom Software, Inc. (a)	2,913	962,717
Trade Desk, Inc. (a)	11,513	518,085
TTEC Holdings, Inc.	4,882	357,216
		6,182,601
Technology Hardware & Equipment - 12.48%
Amphenol Corp.	23,395	1,804,456
Apple, Inc.	15,927	2,588,297
CDW Corp. of Delaware	2,672	485,048
IPG Photonics Corp. (a)	2,669	284,462
Trimble, Inc. (a)	6,190	429,772
Zebra Technologies Corp. (a)	844	301,890
		5,893,925
Transportation - 2.50%
Old Dominion Freight Line, Inc.	3,893	1,181,564
TOTAL COMMON STOCKS (Cost $20,900,098)		46,992,629

MONEY MARKET FUND - 0.67%
Fidelity Government Portfolio – Class I, 1.41% (c)	317,737	317,737
TOTAL MONEY MARKET FUND (Cost $317,737)		317,737

Total Investments (Cost $21,217,835) - 100.19%		47,310,366
Liabilities in Excess of Other Assets - (0.19)%		(92,093)
TOTAL NET ASSETS - 100.00%		$47,218,273

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	Rate shown is the 7-day annualized yield as of July 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Large Cap Growth Fund
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$4,963,290	$-	$-	$4,963,290
Consumer Discretionary	9,493,143	-	-	9,493,143
Consumer Staples	2,912,901	-	-	2,912,901
Financials	1,213,107	-	-	1,213,107
Health Care	5,028,100	-	-	5,028,100
Industrials	5,997,186	-	-	5,997,186
Information Technology	16,613,113	-	-	16,613,113
Materials	771,789	-	-	771,789
Total Common Stocks	46,992,629	-	-	46,992,629
Money Market Fund	317,737	-	-	317,737
Total Investments	$47,310,366	$-	$-	$47,310,366

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.